Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 23, 2020	Jun. 01, 2020	Apr. 23, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 11, 2021	Mar. 31, 2021	Dec. 15, 2020	Dec. 31, 2019
Debt instrument , maturity date				Apr. 23, 2023
Gain loss on embedded derivative						$ (306)		$ (306)
Long term debt					$ 547,428		$ 547,428
Extinguishment of debt, Amount							400,000
Loss on extinguishment of debt					(13,225)		(13,225)
Debt issuance costs and debt discounts premium, Net	$ 24,900				16,800		16,800		$ 24,900
Interest expenses					9,714	5,717	20,340	9,382
Amortization of debt issuance costs					1,100	$ 800	3,300	800
Interest paid							11,925	$ 8,294
Prepaid Expenses and Other Current Assets
Debt issuance costs and debt discounts premium, Net	$ 5,800				200		200		5,800
DDTL Ticking Fees
Percentage of fee for the commencing period													0.00%
DDTL Ticking Fees | Interest On The Initial Term Loan Delayed Draw Term Loans And Initial Revolving Facility
Percentage of fee to applicable interest rate													50.00%
Revolving Credit Facility | Prepaid Expenses and Other Current Assets
Debt issuance costs and debt discounts premium, Net					700		700
Term Loan Three
Long term debt		$ 480,000
Debt instruments, Mandatory prepayment					$ 400,000		400,000
Extinguishment of debt, Amount							400,000
Loss on extinguishment of debt							13,200
Interest paid							$ 700
Initial Term Loan And Delayed Draw Term Loan
Debt instrument interest rate, Effective percentage		3.75%
Debt instrument, Basis spread on variable rate		0.75%					1.75%
Minimum amount determining mandatory prepayments										$ 3,000
Percentage of amount to net proceed, Determining mandatory prepayment										100.00%
Initial Term Loan And Delayed Draw Term Loan | Basis Spread Determined By Credit Rating
Debt instrument interest rate, Effective percentage		3.50%
Initial Term Loan And Delayed Draw Term Loan | Basis Spread Determined By Credit Rating Existence
Debt instrument interest rate, Effective percentage		3.25%
Initial Term Loan And Delayed Draw Term Loan | Common Stock
Proceeds from private placement									400,000
Initial Term Loan And Delayed Draw Term Loan | Maximum
Percentage of amount determining mandatory prepayment										50.00%
Initial Term Loan And Delayed Draw Term Loan | Minimum
Percentage of amount determining mandatory prepayment										0.00%
Delayed Draw Term Loans Maintained As Euro Dollar Borrowings | DDTL Ticking Fees
Percentage of fee to applicable interest rate													100.00%
Initial Term Loan And Each Delayed Draw Term Loan
Percentage of principal payment outstanding												0.25%
ABR Borrowings
Debt instrument, Basis spread on variable rate							0.50%
Debt instrument, Interest rate terms							ABR borrowings are subject to interest at a rate per annum equal to (1) the greatest of (a) Credit Suisse’s prime rate in effect on such day, (b) the funds effective rate issued by the Federal Reserve Bank of New York in effect on such day plus 0.5%
ABR Borrowings | Credit Suisse's Statutory Reserve Rate [Member]
Debt instrument, Floor rate					0.75%		0.75%
Initial Term Loan And Initial Revolving Facility
Debt instrument interest rate, Effective percentage					6.20%		6.20%
Debt instrument, interest rate stated percentage					5.50%		5.50%
Received Individually | Initial Term Loan And Delayed Draw Term Loan | Minimum
Proceeds from disposition of assets used in prepayment of credit agreement in fiscal year									3,000
Received In Aggregate | Initial Term Loan And Delayed Draw Term Loan
Proceeds from disposition Of assets used in prepayment of credit agreement in aggregate									$ 10,000
Proceeds Received From The Issuance of Indebtedness | Initial Term Loan And Delayed Draw Term Loan
Percentage of amount to net proceed, Determining mandatory prepayment										100.00%
Term Loan One
Debt instrument interest rate, Effective percentage		7.50%				8.00%		8.00%						6.30%
Debt instrument, frequency of payments							quarterly
Term Loan Two
Debt instrument, frequency of payments			quarterly
Debt instrument , maturity date			Dec. 01, 2022
Term loan, principal amount			$ 130,000
Debt instrument, interest rate stated percentage			5.00%
Debt Instrument Fee Terms			0.50%
Embedded derivative fair value					$ 51,300		$ 51,300
Gain loss on embedded derivative					300		$ 300
Term Loan Two | Payment in Kind (PIK) Note
Debt instrument, interest rate stated percentage			11.50%
Credit Agreement | Credit Suisse AG
Credit agreement, maximum amount		$ 685,000
Credit Agreement | Initial Term Loan And The Delayed Draw Term Loans
Debt instrument , maturity date							Nov. 23, 2027
Credit Agreement | Revolving Credit Facility
Credit agreement, maximum amount		30,000
Credit Agreement | Delayed Draw Term Loans
Debt instrument , maturity date							Nov. 23, 2027
Credit Agreement | Delayed Draw Term Loans | Credit Suisse AG
Credit agreement, maximum amount		175,000
Credit Agreement | Initial Term Loan And Term Loan Three | Credit Suisse AG
Term loan, principal amount		$ 480,000
Credit Agreement | Minimum Amount Borrowed Under The Commitment | Delayed Draw Term Loans
Long term loan, Loan obligation					$ 5,000		$ 5,000
Eurodollar Borrowings
Debt instrument, Basis spread on variable rate	4.75%						4.50%
Debt instrument, Interest rate terms		LIBOR Rate for a one month interest period on such day, as adjusted via multiplication by the Credit Suisse’s statutory reserve rate and subject to a floor of 0.75% on the adjusted rate
Eurodollar Borrowings | Basis Spread Determined Based On Credit Rating
Debt instrument, Basis spread on variable rate							4.25%
Term Loan Four
Term loan, principal amount											$ 295,000
Term Loan Three Term Loan Four And Delayed Draw Term Commitments
Long term debt, Bearing fixed interest rate					5.25%		5.25%
Debt issuance costs and debt discounts premium, Net					$ 16,100		$ 16,100
Initial Term Loan And The Delayed Draw Term Loans | ABR Borrowings
Debt instrument, Basis spread on variable rate							1.00%